IFRS 7 - Disclosure - Market Risk - Summary of Stressed Value At Risk by Trading Activities (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Market Risk [line items]
Stressed total VaR (one-day measure)	$ 9.5	$ 10.7	$ 15.1
Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	15.8	17.6	16.3
Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	13.5	10.0	13.4
Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	1.5	3.4	3.5
Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	16.7	8.2	5.0
Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	3.5	2.3	1.9
Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	5.3	5.9	5.0
Risk diversification effect [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	(46.8)	(36.7)	(30.0)
High risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	22.4
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	37.0
High risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	17.1
High risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	6.7
High risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	26.8
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	4.1
High risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	7.2
Low risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	3.5
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	8.9
Low risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	10.7
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	1.4
Low risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	0.6
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	1.7
Low risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	4.5
Average risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	11.2	18.1	16.4	$ 14.7	$ 12.9
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	18.5	15.8	14.8	17.1	18.2
Average risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	13.5	13.6	9.7	13.5	8.0
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	2.9	5.2	4.0	4.0	3.0
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	10.3	7.3	7.0	8.8	6.8
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	2.7	2.6	2.8	2.7	2.9
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	5.4	6.0	4.4	5.7	3.8
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	$ (42.1)	$ (32.4)	$ (26.3)	$ (37.1)	$ (29.8)